Basis of Accounting - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Basis Of Accounting [Line Items]
Percentage of revenue recovered	75.50%	38.70%
Bottom of Range [Member]
Basis Of Accounting [Line Items]
Percentage of voting equity interests	20.00%		20.00%
Top of Range [Member]
Basis Of Accounting [Line Items]
Proportion of voting rights held in investees			20.00%